Condensed financial information of the Company - Additional Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	$ 320,978,971	$ 266,089,765
Parent Company | XIN Development Group International Inc.
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	116,656,089	116,656,089
Loan facility, maximum borrowing amount			$ 50,000,000
Stated rate			17.50%
Accrued interest	67,554,210	67,554,210
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 856,960,327	$ 962,881,800